Statements Of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Sep. 30, 2010	Sep. 30, 2009
Statements Of Operations
Revenues	$ 94,853,474	$ 48,769,873	$ 236,555,894	$ 151,495,495	$ 207,833,200	$ 99,986,005
Cost of Goods Sold
Cost of goods sold - non hedging	87,611,198	47,942,915	214,589,874	149,866,980	205,108,935	107,137,906
Realized & unrealized hedging (gains)	5,180,771	(108,928)	13,792,563	(3,806,457)	(2,036,833)	(4,966,567)
Cost of Goods Sold	92,791,969	47,833,987	228,382,437	146,060,523	203,072,102	102,171,339
Gross Margin	2,061,505	935,886	8,173,457	5,434,972	4,761,098	(2,185,334)
General and administrative expenses	933,741	1,154,939	3,293,090	3,651,647	4,540,205	5,505,160
Operating income (loss)	1,127,764	(219,053)	4,880,367	1,783,325	220,893	(7,690,494)
Other income and (expense):
Pre-production realized and unrealized losses on derivative instruments						(656,973)
Grant						49,252
Interest income	(5,853)	(13,376)	(12,862)	(39,760)	(46,473)	(107,553)
Interest expense	(2,426,329)	(2,178,756)	(7,312,267)	(6,622,401)	(9,348,760)	(5,117,874)
Miscellaneous income	(5,550)	(11,348)	(61,526)	(128,124)	(130,032)	(633,560)
Total	(2,414,926)	(2,154,032)	(7,237,879)	(6,454,517)	(9,172,255)	(4,984,482)
Net (loss)	$ (1,287,162)	$ (2,373,085)	$ (2,357,512)	$ (4,671,192)	$ (8,951,362)	$ (12,674,976)
Weighted average units outstanding	13,139	13,139	13,139	13,139	13,139	13,139
Net (loss) per unit - basic and diluted	$ (97.96)	$ (180.61)	$ (179.43)	$ (355.52)	$ (681.28)	$ (964.68)